Discontinued Operations The summary of the assets and liabilities related to Pharmaceutical Manufacturing- China discontinued operations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,810,272	$ 7,143,268
Pharmaceutical Manufacturing - China business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	8,707,000	4,834,900
Disposal Group Including Discontinued Operation Restricted Cash	0	3,381,400
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	5,525,700	5,817,100
Disposal Group, Including Discontinued Operation, Inventory	16,505,700	21,023,400
Disposal Group, Including Discontinued Operation, Deferred Tax Assets	463,700	0
Disposal Group, Including Discontinued Operation, Other Current Assets	777,500	457,200
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	36,490,400	34,231,200
Disposal Group Including Discontinued Operation Land Use Right,Net	4,872,400	4,807,800
Disposal Group, Including Discontinued Operation, Goodwill	8,495,700	27,002,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	21,846,400	23,903,200
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	2,459,900	0
Assets of Disposal Group, Including Discontinued Operation	106,144,400	125,458,200
Disposal Group, Including Discontinued Operation, Accounts Payable	7,950,300	13,637,800
Disposal Group, Including Discontinued Operation, Accrued Liabilities	1,705,800	2,067,800
Disposal Group Including Discontinued Operation Bank Loan	15,712,000	3,034,000
Disposal Group Including Discontinued Operation Notes Payable	0	9,451,500
Disposal Group, Including Discontinued Operation, Accrued Income Taxes Payable	621,600	1,242,900
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	6,177,400	6,191,600
Disposal Group, Including Discontinued Operation, Other Liabilities	1,315,400	1,648,900
Disposal Group, Including Discontinued Operation, Amount Due To Related Parties	20,862,700	8,301,400
Liabilities of Disposal Group, Including Discontinued Operation	$ 54,345,200	$ 45,575,900